As filed with the Securities and Exchange Commission on October 23, 2025
1933 Act Registration No. 333-61554
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 96
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 1187
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlusSM II Advance and
Lincoln ChoicePlus AssuranceSM (L-Share)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Jassmin McIver-Jones, Esquire
The Lincoln National Life Insurance Company
1301 South Harrison Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 2025, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II,
Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance

Supplement dated October 23, 2025 to the Prospectus dated May 1, 2025

This Supplement outlines important changes to your investment options under your individual annuity contract. These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

Appendix A – Funds Available Under the Contract: The following fund will be added to your list of available fund options and available on or about November 17, 2025.

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investment Corporation	0.98%	N/A	N/A	N/A

The Board of Trustees of Lincoln Variable Insurance Products Trust recently approved a new sub-advisory agreement between Lincoln Financial Investments Corporation and Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust (“NIFA”) and a new sub-sub-advisory agreement between NIFA and Macquarie Investment Management Global Limited (together, the “New Sub-Advisory Agreements”). The New Sub-Advisory Agreements were approved in connection with the acquisition of Macquarie Asset Management’s U.S. and European public investments business (the “Acquisition”). The New Sub-Advisory Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about November 1, 2025 (the “Acquisition Date”). As of the Acquisition Date, the following fund names will be revised accordingly. The Acquisition will not affect the fees or expenses of the funds.
Former Fund Name	New Fund Name
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie High Yield Fund	LVIP Nomura High Yield Fund
LVIP Macquarie Mid Cap Value Fund	LVIP Nomura Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund	LVIP Nomura Social Awareness Fund
LVIP Macquarie U.S. Growth Fund	LVIP Nomura U.S. Growth Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund

All other information about the funds, including principal investment strategies, can be found in the fund’s prospectus.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for November 17, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

Applicable Riders/Investment Requirement Option	Purchase Date Range	Investment Requirement Change
o Lincoln ProtectedPay Select Core®
o Lincoln ProtectedPay Select Plus®
o Lincoln ProtectedPay Select Max®
o Lincoln Market Select® Advantage
o Lincoln Max 6SM Advantage
o Lincoln Wealth PassSM
o 4LATER® Select Advantage
o i4LIFE® Advantage Select Guaranteed Income Benefit*
o Transitions from a Prior Rider to i4LIFE® Advantage Select Guaranteed Income Benefit
On or after October 3, 2016
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 80% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value.

o i4LIFE® Advantage Guaranteed Income Benefit (version 4)	On or after October 5, 2015 and prior to October 3, 2016
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

o Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) o i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) o 4LATER® Advantage (Managed Risk)	Prior to October 5, 2015
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

o Option 2	N/A
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 75% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

*Riders purchased prior to May 21, 2018.

You can obtain additional information by contacting your registered representative, online at www.lfg.com/vaprospectus, or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),
Lincoln ChoicePlus AssuranceSM (C-Share), Lincoln ChoicePlus AssuranceSM (L-Share),
Lincoln ChoicePlusSM Design

Supplement dated October 23, 2025 to the Prospectus dated May 1, 2025

This Supplement outlines important changes to your investment options under your individual annuity contract. These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

Appendix A – Funds Available Under the Contract: The following fund will be added to your list of available fund options and available on or about November 17, 2025.

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	LVIP American Funds Vanguard Active Passive Growth Fund – Service Class advised by Lincoln Financial Investment Corporation	0.98%	N/A	N/A	N/A

The Board of Trustees of Lincoln Variable Insurance Products Trust recently approved a new sub-advisory agreement between Lincoln Financial Investments Corporation and Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust (“NIFA”) and a new sub-sub-advisory agreement between NIFA and Macquarie Investment Management Global Limited (together, the “New Sub-Advisory Agreements”). The New Sub-Advisory Agreements were approved in connection with the acquisition of Macquarie Asset Management’s U.S. and European public investments business (the “Acquisition”). The New Sub-Advisory Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about November 1, 2025 (the “Acquisition Date”). As of the Acquisition Date, the following fund names will be revised accordingly. The Acquisition will not affect the fees or expenses of the funds.
Former Fund Name	New Fund Name
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie High Yield Fund	LVIP Nomura High Yield Fund
LVIP Macquarie Mid Cap Value Fund	LVIP Nomura Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund	LVIP Nomura Social Awareness Fund
LVIP Macquarie U.S. Growth Fund	LVIP Nomura U.S. Growth Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund

All other information about the funds, including principal investment strategies, can be found in the fund’s prospectus.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for November 17, 2025, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

Applicable Riders/Investment Requirement Option	Purchase Date Range	Investment Requirement Change
o Lincoln ProtectedPay Select Core® and Estate LockSM
o Lincoln ProtectedPay Select Core®
o Lincoln ProtectedPay Select Plus®
o Lincoln ProtectedPay Select Max®
o Lincoln Market Select® Advantage
o Lincoln Max 6SM Advantage
o Lincoln Wealth PassSM
o 4LATER® Select Advantage
o Lincoln Long-Term CareSM Advantage
o i4LIFE® Advantage Select Guaranteed Income Benefit*
o Transitions from a Prior Rider to i4LIFE® Advantage Select Guaranteed Income Benefit
On or after August 29, 2016 (October 3, 2016 for existing Contractowners)
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 80% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value.

o Lincoln Market Select® Advantage o Lincoln Long-Term CareSM Advantage o i4LIFE® Advantage Guaranteed Income Benefit (version 4)	On or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowers)
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

o Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) o i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) o 4LATER® Advantage (Managed Risk)	Prior to October 5, 2015
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

o Option 2	N/A
LVIP American Funds Vanguard Active Passive Growth Fund will be added to Group 2 (investments cannot exceed 75% of Contract Value or Account Value) and eligible for 100% allocation of Contract Value or Account Value

*Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, and on and after August 19, 2024.

You can obtain additional information by contacting your registered representative, online at www.lfg.com/vaprospectus, or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.

Part A
The Prospectus for the Lincoln ChoicePlusSM II Advance and Lincoln ChoicePlus AssuranceSM (L-Share) variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 94 (File No. 333-61554) filed on April 24, 2025, and to the definitive 497 Filing filed on May 1, 2025.
Part B
The Statement of Additional Information for the Lincoln ChoicePlusSM II Advance and Lincoln ChoicePlus AssuranceSM (L-Share) variable annuity contract, including the consolidated financial statements of Lincoln Life and the financial statements of Lincoln Life Variable Annuity Account N, is incorporated herein by reference to Post-Effective Amendment No. 94 (File No. 333-61554) filed on April 24, 2025, and to the definitive 497 Filing filed on May 1, 2025.

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(b) None
(c)(1) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.
(2) Amendment to Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.
(3) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.
(4) Selling Group for ChoicePlus Assurance is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.
(5) ChoicePlus Selling Agreement with Affiliates is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.
(6) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(d)(1) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(2) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(3) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.
(4) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.
(5) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(6) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(7) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(8) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(9) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(10) DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(11) Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.
(12) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.
(13) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.
(14) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002

(15) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(16) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(17) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(18) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(19) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(20) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(21) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(22) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(23) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(24) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(25) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(26) 1% step-up and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(27) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(28) 1% step-up and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(29) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(30) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(31) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.
(32) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.
(33) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.
(34) Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.
(35) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.
(36) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(37) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(38) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(39) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(40) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(41) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(42) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(43) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(44) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(45) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(46) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(47) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-61554) filed on September 26, 2006.
(48) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.
(49) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.
(50) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(51) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(52) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(53) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(54) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(55) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(56) Guaranteed Income Benefit Rider (GIB v4, Select) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(57) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(58) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(59) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(60) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(61) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(62) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.

(63) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(64) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(65) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(66) Variable Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 9, 2001.
(67) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(68) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(69) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(70) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(71) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(72) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(73) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(74) Variable Annuity Living Benefits Rider (IRA Income Plus – AR-600) incorporated herein by reference to Post-Effective Amendment No. 71 (File No. 333-40937) filed on February 7, 2019.
(75) Variable Annuity Living Benefit Rider (Wealth Pass - AR-623) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212681) filed on June 25, 2019.
(76) Variable Annuity Living Benefits Rider (22AR-700) (ProtectedPay Core) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(77) Variable Annuity Living Benefits Rider (22AR-701) (ProtectedPay Select, Secure) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(78) Guaranteed Income Later Rider (22AR-707) (4LATER Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(79) Variable Annuity Payout Rider Credit Endorsement (23AE-730) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 333-181615) filed on November 15, 2023.
(e)(1) ChoicePlus II Advance Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.
(2) ChoicePlus Assurance (L Share) Application (CPAL 1/08) incorporated herein by reference to Post-Effective No. 25 (File No. 333-61554) filed on April 10, 2008.
(f)(1) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(2) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)(1) Automatic Reinsurance Agreement date July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement date July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(ii) Amendment No. 3 to Automatic Reinsurance Agreement date July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement date July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-138190) filed on August 22, 2019.
(v) Amendment No. 6 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-138190) filed on August 14, 2020.
(2) Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 72 (File No. 333-40937) filed on April 16, 2019.
(i) Amendment No. 1 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 74 (File No. 333-40937) filed on August 22, 2019.
(ii) Amendment No. 2 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 79 (File No. 333-40937) filed on August 14, 2020.
(iii) Amendment No. 3 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(3) Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-186894) filed on February 7, 2022.
(i) Amendment No. 1 to the Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(ii) Amendment No. 2 to the Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(4) Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(i) Amendment No. 1 to the Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-212682) filed on February 2, 2024.
(ii) Amendment No. 2 to the Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212682) filed on April 10, 2025.
(iii) Amendment No. 3 to the Third Amendment and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212682) filed on April 10, 2025.
(h) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(1) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(2) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(3-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(4) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(4-a) amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(5) Deutsche DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(6) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(8) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016;
(8-a) second amendment incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-4 (File No. 333-212680) filed on May 30, 2023.
(9) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(10) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(11) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018;
(11-a) third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(12) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(13) MFS Variable Insurance Trust, MFS Variable Insurance Trust II and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;
(13-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(14) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(15) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(16) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(16-a) amendment no. 7 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(16-b) amendment no. 8 incorporated herein by reference to Post-Effective Amendment 13 on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.

(j) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(1) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(2) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(3) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(4) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(5) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(6) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(7) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(8) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(9) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(10) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(k)(1) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
(2) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.
(l)(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(m) Not applicable
(n) Not applicable
(o) Not applicable
(p) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-212681) filed on May 31, 2024.
Item 28. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Vacant	Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit (p) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. f(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and

Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c) N/A
Item 32. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Lincoln Life represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 16th day of October, 2025 at 11:39 am.

Lincoln Life Variable Annuity Account N
 (Registrants)
By: /s/ Delson R. Campbell
Delson R. Campbell
Senior Vice President, The Lincoln National Life Insurance Company

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 16th day of October, 2025 at 12:28 pm.

The Lincoln National Life Insurance Company
(Depositor)
By: /s/ Michelle L. Grindle
 Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company

Lincoln Life Variable Annuity Account N (File No. 811-08517; CIK: 0001048606)

333-36316 (Amendment No. 102)	333-138190 (Amendment No. 73)	333-186894 (Amendment No. 48)
333-36304 (Amendment No. 90)	333-170529 (Amendment No. 47)	333-212680 (Amendment No. 29
333-40937 (Amendment No. 96)	333-170897 (Amendment No. 51)	333-214143 (Amendment No. 32)
333-61554 (Amendment No. 96)	333-172328 (Amendment No. 51)	333-236907 (Amendment No. 15)
333-135039 (Amendment No. 62)	333-181612 (Amendment No. 44)

(b)	As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on October 16, 2025 at 11:39 am.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)
*/s/ Christopher M. Neczypor Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
*/s/ Adam M. Cohen Adam M. Cohen	Senior Vice President and Chief Accounting Officer (Principal Accounting Officer)
*/s/ Eric B. Wilmer Eric B. Wilmer	Assistant Vice President and Director
* By /s/ Delson R. Campbell, Pursuant to a Power of Attorney Delson R. Campbell